Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Restricted cash and investments	$ 26,730	$ 35,268
Inventories	1,254	0
Other current assets	320	0
Related party receivables	941	0
Total current assets	29,245	35,268
Vessel, net	40,580	43,446
Deferred charges	200	240
Total assets	70,025	78,954
Deferred charges
Current portion of long-term debt	4,685	4,335
Due to related parties	47	575
Accrued expenses and other current liabilities	2,314	2,420
Total current liabilities	7,046	7,330
Long-term debt	37,330	42,015
Total liabilities	44,376	49,345
Equity
Common stock: 2 shares of no par value	0	0
Retained earnings	25,649	29,609
Total equity	25,649	29,609
Total liabilities and equity	$ 70,025	$ 78,954